Related Party Transactions - Summary of Amount Due from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gulin Group
Related Party Transaction [Line Items]
Loan to related party		¥ 10,000	¥ 25,000
Repayments from related party		10,000	25,000
AiFenLei Group
Related Party Transaction [Line Items]
Loan to related party	¥ 485,000	171,703	70,000
Repayments from related party	485,000	180,000	¥ 70,000
Yuejun
Related Party Transaction [Line Items]
Loan to related party		¥ 2,250
Repayments from related party	¥ 2,250